Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures
Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis Table Text Block
At December 31, 2017

(In thousands)	Level 1	Level 2	Level 3	Total

RECURRING FAIR VALUE MEASUREMENTS

Assets
Investment securities available-for-sale:
U.S. Treasury securities	$503,385	$3,424,779	$-	$3,928,164
Obligations of U.S. Government sponsored entities	-	608,933	-	608,933
Obligations of Puerto Rico, States and political subdivisions	-	6,609	-	6,609
Collateralized mortgage obligations - federal agencies	-	943,753	-	943,753
Mortgage-backed securities	-	4,687,374	1,288	4,688,662
Equity securities	-	1,815	-	1,815
Other	-	802	-	802
Total investment securities available-for-sale	$503,385	$9,674,065	$1,288	$10,178,738

Trading account securities, excluding derivatives:
Obligations of Puerto Rico, States and political subdivisions	$-	$159	$-	$159
Collateralized mortgage obligations	-	-	529	529
Mortgage-backed securities - federal agencies	-	29,237	43	29,280
Other	261	12,249	529	13,039
Total trading account securities, excluding derivatives	$261	$41,645	$1,101	$43,007
Mortgage servicing rights	$-	$-	$168,031	$168,031
Derivatives	-	16,719	-	16,719
Total assets measured at fair value on a recurring basis	$503,646	$9,732,429	$170,420	$10,406,495
Liabilities
Derivatives	$-	$(14,431)	$-	$(14,431)
Contingent consideration	-	-	(164,858)	(164,858)
Total liabilities measured at fair value on a recurring basis	$-	$(14,431)	$(164,858)	$(179,289)

At December 31, 2016

(In thousands)	Level 1	Level 2	Level 3	Total

RECURRING FAIR VALUE MEASUREMENTS

Assets
Investment securities available-for-sale:
U.S. Treasury securities	$-	$2,136,620	$-	$2,136,620
Obligations of U.S. Government sponsored entities	-	711,850	-	711,850
Obligations of Puerto Rico, States and political subdivisions	-	22,771	-	22,771
Collateralized mortgage obligations - federal agencies	-	1,221,526	-	1,221,526
Mortgage-backed securities	-	4,103,940	1,392	4,105,332
Equity securities	-	2,122	-	2,122
Other	-	9,585	-	9,585
Total investment securities available-for-sale	$-	$8,208,414	$1,392	$8,209,806

Trading account securities, excluding derivatives:
Obligations of Puerto Rico, States and political subdivisions	$-	$1,164	$-	$1,164
Collateralized mortgage obligations	-	-	1,321	1,321
Mortgage-backed securities - federal agencies	-	37,991	4,755	42,746
Other	-	13,963	602	14,565
Total trading account securities, excluding derivatives	$-	$53,118	$6,678	$59,796
Mortgage servicing rights	$-	$-	$196,889	$196,889
Derivatives	-	14,094	-	14,094
Total assets measured at fair value on a recurring basis	$-	$8,275,626	$204,959	$8,480,585
Liabilities
Derivatives	$-	$(12,842)	$-	$(12,842)
Contingent consideration	-	-	(153,158)	(153,158)
Total liabilities measured at fair value on a recurring basis	$-	$(12,842)	$(153,158)	$(166,000)

Fair Value Measurements, Nonrecurring [Table Text Block]
Year ended December 31, 2017

(In thousands)	Level 1	Level 2	Level 3	Total

NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$64,041	$64,041	$(16,807)
Other real estate owned[2] [3]	-	-	89,743	89,743	(19,085)
Other foreclosed assets[2]	-	-	2,176	2,176	(890)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$155,960	$155,960	$(36,782)

Year ended December 31, 2016

(In thousands)	Level 1	Level 2	Level 3	Total

NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$79,175	$79,175	$(26,272)
Other real estate owned[2]	-	-	44,735	44,735	(10,260)
Other foreclosed assets[2]	-	-	25	25	(12)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$123,935	$123,935	$(36,544)

Year ended December 31, 2015

(In thousands)	Level 1	Level 2	Level 3	Total

NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$67,915	$67,915	$(63,002)
Loans held-for-sale[2]	-	-	44,923	44,923	(66)
Other real estate owned[3]	-	574	66,694	67,268	(46,164)
Other foreclosed assets[3]	-	-	75	75	(847)
Total assets measured at fair value on a nonrecurring basis	$-	$574	$179,607	$180,181	$(110,079)

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Year ended December 31, 2017
	MBS			Other
	classified	CMOs		securities
	as investment	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account	trading account	account	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	securities	securities	rights	assets	consideration	liabilities
Balance at January 1, 2017	$1,392	$1,321	$4,755	$602	$196,889	$204,959	$(153,158)	$(153,158)
Gains (losses) included in earnings	-	-	(124)	(73)	(36,519)	(36,716)	(11,700)	(11,700)
Gains (losses) included in OCI	9	-	-	-	-	9	-	-
Additions	-	44	332	-	7,661	8,037	-	-
Sales	-	(365)	(156)	-	-	(521)	-	-
Settlements	(25)	(195)	(876)	-	-	(1,096)	-	-
Transfers out of Level 3	(88)	(276)	(3,888)	-	-	(4,252)	-	-
Balance at December 31, 2017	$1,288	$529	$43	$529	$168,031	$170,420	$(164,858)	$(164,858)
Changes in unrealized gains
(losses) included in earnings
relating to assets still held
at December 31, 2017	$-	$-	$(3)	$42	$(18,986)	$(18,947)	$(11,700)	$(11,700)

Year ended December 31, 2016
	MBS			Other
	classified	CMOs		securities
	as investment	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account	trading account	account	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	securities	securities	rights	assets	consideration	liabilities
Balance at January 1, 2016	$1,434	$1,831	$6,454	$687	$211,405	$221,811	$(120,380)	$(120,380)
Gains (losses) included in earnings	(3)	(4)	(86)	(85)	(25,336)	(25,514)	(32,778)	(32,778)
Gains (losses) included in OCI	11	-	-	-	-	11	-	-
Additions	-	233	1,128	-	10,835	12,196	-	-
Sales	-	(309)	(1,852)	-	-	(2,161)	-	-
Settlements	(50)	(430)	(889)	-	(15)	(1,384)	-	-
Balance at December 31, 2016	$1,392	$1,321	$4,755	$602	$196,889	$204,959	$(153,158)	$(153,158)
Changes in unrealized gains
(losses) included in earnings
relating to assets still held
at December 31, 2016	$-	$2	$(84)	$39	$(4,745)	$(4,788)	$(32,778)	$(32,778)

Year ended December 31, 2015
	MBS			Other
	classified	CMOs		securities
	as investment	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account	trading account	account	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	securities	securities	rights	assets	consideration	liabilities
Balance at January 1, 2015	$1,325	$1,375	$6,229	$1,563	$148,694	$159,186	$(133,634)	$(133,634)
Gains (losses) included in earnings	(2)	(2)	(42)	94	(13,349)	(13,301)	12,292	12,292
Gains (losses) included in OCI	(7)	-	-	-	-	(7)	-	-
Additions	118	808	1,126	-	76,060	78,112	-	-
Sales	-	(43)	(187)	-	-	(230)	-	-
Settlements	-	(307)	(672)	(970)	-	(1,949)	-	-
Adjustments	-	-	-	-	-	-	962	962
Balance at December 31, 2015	$1,434	$1,831	$6,454	$687	$211,405	$221,811	$(120,380)	$(120,380)
Changes in unrealized gains
(losses) included in earnings
relating to assets still held
at December 31, 2015	$-	$2	$(21)	$38	$6,087	$6,106	$12,292	$12,292

Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Table Text Block]
	2017		2016		2015
	Total	Changes in unrealized	Total	Changes in unrealized	Total	Changes in unrealized
	gains (losses)	gains (losses)	gains (losses)	gains (losses)	gains (losses)	gains (losses)
	included	relating to assets still	included	relating to assets still	included	relating to assets still
(In thousands)	in earnings	held at reporting date	in earnings	held at reporting date	in earnings	held at reporting date
Interest income	$-	$-	$(3)	$-	$(2)	$-
FDIC loss share (expense)
income	(11,700)	(11,700)	(33,413)	(33,413)	9,559	9,559
Mortgage banking activities	(36,519)	(18,986)	(25,336)	(4,745)	(13,349)	6,087
Trading account (loss) profit	(197)	39	(175)	(43)	50	19
Other operating income	-	-	635	635	2,733	2,733
Total	$(48,416)	$(30,647)	$(58,292)	$(37,566)	$(1,009)	$18,398

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
	Fair value
	at December 31,
(In thousands)	2017	Valuation technique	Unobservable inputs	Weighted average (range)
CMO's - trading	$529	Discounted cash flow model	Weighted average life	2.2 years (1.6 - 2.3 years)
			Yield	3.9% (3.7% - 4.2%)
			Prepayment speed	19.3% (17.8% - 21.5%)
Other - trading	$529	Discounted cash flow model	Weighted average life	5.3	years
			Yield	12.6%
			Prepayment speed	10.8%
Mortgage servicing rights	$168,031	Discounted cash flow model	Prepayment speed	5.4% (0.2% - 23.1%)
			Weighted average life	6.8 years (0.1 - 16.0 years)
			Discount rate	11.2% (9.5% - 15.0%)
Contingent consideration	$(164,858)	Discounted cash flow model	Credit loss rate on covered loans	3.6% (0.0% - 100.0%)
			Risk premium component
			of discount rate	3.5%
Loans held-in-portfolio	$63,765 [1]	External appraisal	Haircut applied on
			external appraisals	24.7% (19.0% - 35.0%)
Other real estate owned	$77,839 [2]	External appraisal	Haircut applied on
			external appraisals	22.2% (15.0% - 30.0%)